Consolidated Statements of Financial Position (Unaudited) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Assets:
Cash and deposits with banks	¥ 72,441,782	¥ 73,090,816
Call loans and bills bought	2,761,535	2,553,468
Reverse repurchase agreements and cash collateral on securities borrowed	10,637,655	11,738,072
Trading assets	4,205,414	3,140,736
Derivative financial instruments	4,675,358	5,521,617
Financial assets at fair value through profit or loss	1,687,901	1,744,848
Investment securities	30,684,444	31,051,461
Loans and advances	98,046,153	97,714,938
Investments in associates and joint ventures	895,970	886,685
Property, plant and equipment	1,757,359	1,754,661
Intangible assets	829,441	819,720
Other assets	5,347,873	4,945,631
Current tax assets	14,178	33,376
Deferred tax assets	29,857	28,958
Total assets	234,014,920	235,024,987
Liabilities:
Deposits	154,153,848	155,493,654
Call money and bills sold	1,723,492	1,368,515
Repurchase agreements and cash collateral on securities lent	16,260,974	18,509,906
Trading liabilities	2,514,424	2,080,826
Derivative financial instruments	4,176,343	4,949,433
Financial liabilities designated at fair value through profit or loss	362,172	239,519
Borrowings	20,165,579	19,423,355
Debt securities in issue	11,687,594	11,228,600
Provisions	213,799	224,274
Other liabilities	9,309,782	8,777,502
Current tax liabilities	65,601	53,718
Deferred tax liabilities	533,358	399,535
Total liabilities	221,166,966	222,748,837
Equity:
Capital stock	2,341,878	2,341,274
Capital surplus	727,914	722,595
Retained earnings	6,345,833	6,078,208
Treasury stock	(13,409)	(13,699)
Equity excluding other reserves	9,402,216	9,128,378
Other reserves	2,723,890	2,430,857
Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.	12,126,106	11,559,235
Non-controlling interests	69,974	68,379
Equity attributable to other equity instruments holders	651,874	648,536
Total equity	12,847,954	12,276,150
Total equity and liabilities	¥ 234,014,920	¥ 235,024,987